UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [    ]  Amendment Number:
This Amendment:		[    ]  is a restatement.
			[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		GenSpring Family Offices LLC
Address:	3801 PGA Boulevard, Suite 555
		Palm Beach Gardens, FL 33410

13F File Number: 028-11399

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Patrick A. Paparelli
Title:		Chief Compliance Officer
Phone:		561-746-8444

Signature		 Place				Date of Signing:
Patrick A. Paparelli	Palm Beach Gardens, FL		November 17, 2011

Report Type (Check only one.):

[   ]	13F HOLDINGS REPORT.

[ X ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

List of Other Managers Reporting for this Manager:
28-04696    SunTrust Banks, Inc.


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